INCOME TAXES - Schedule of Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ (109,088)	$ (498,242)
Foreign	3,416	(5,807)
Net loss before income tax	$ (105,672)	$ (504,049)	$ (67,713)